Long-term debt and finance leases - Maturity profile (Details) - ZAR (R) R in Millions	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Maturity profile
Total long-term debt	R 137,339	R 109,454	R 81,405
Within one year
Maturity profile
Total long-term debt	2,544	12,763
One to five years
Maturity profile
Total long-term debt	113,447	72,899
More than five years
Maturity profile
Total long-term debt	R 21,348	R 23,792